CONSOLIDATED BALANCE SHEETS (Parentheticals) - ₪ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0	₪ 0
Ordinary shares, shares authorized	60,000,000	60,000,000
Ordinary shares, shares issued	28,678,476	28,579,044
Ordinary shares, shares outstanding	28,678,476	28,579,044